Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury shares	Deferred share compensation	Accumulated deficits	Accumulated other comprehensive income (loss)	Total AirNet Technology Inc. shareholders’ equity	Noncontrolling interests	Total
Balance at Dec. 31, 2023	$ 181	$ 298,750	$ (1,148)		$ (318,813)	$ 32,879	$ 11,849	$ (32,936)	$ (21,087)
Balance (in Shares) at Dec. 31, 2023	4,474,836
Share-based compensation	$ 48	1,284		(1,147)			185		185
Share-based compensation (in Shares)	1,200,000
Sales of ordinary shares	$ 135	5,565					5,700		5,700
Sales of ordinary shares (in Shares)	3,372,788
Issuance of ordinary shares to repay debts	$ 260	7,293					7,553		7,553
Issuance of ordinary shares to repay debts (in Shares)	6,567,431
Repurchase of ordinary shares for subsidiary disposal	$ (52)		(1,518)				(1,570)		(1,570)
Repurchase of ordinary shares for subsidiary disposal (in Shares)	(1,307,229)
Additional ordinary shares of round-up adjustment due to equipment purchase cancellation
Additional ordinary shares of round-up adjustment due to equipment purchase cancellation (in Shares)	4
Foreign currency translation adjustment						597	597		597
Net (loss) income					19,895		19,895	3	19,898
Balance at Jun. 30, 2024	$ 572	312,892	(2,666)	(1,147)	(298,918)	33,476	44,209	(32,933)	11,276
Balance (in Shares) at Jun. 30, 2024	14,307,830
Balance at Dec. 31, 2024	$ 575	311,740	(1,517)	(814)	(332,464)	33,407	10,927	(32,933)	(22,006)
Balance (in Shares) at Dec. 31, 2024	14,332,648
Amortization of share-based compensation				333			333		333
Sales of ordinary shares	$ 622	6,378					7,000		7,000
Sales of ordinary shares (in Shares)	15,555,600
Foreign currency translation adjustment						(919)	(919)		(919)
Net (loss) income					(1,998)		(1,998)	3	(1,995)
Balance at Jun. 30, 2025	$ 1,197	$ 318,118	$ (1,517)	$ (481)	$ (334,462)	$ 32,488	$ 15,343	$ (32,930)	$ (17,587)
Balance (in Shares) at Jun. 30, 2025	29,888,248